Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease contracts
Minimum lease payments for exempted lease contracts	$ 3,429	$ 2,221	$ 1,830
Minimum lease payments for leases recorded in balance sheet	14,546	13,801	13,276
Less financial expenses	(4,629)	(4,324)	(3,562)
Total lease liabilities	9,917	9,477	9,714
Less current portion of lease contracts	(2,095)	(1,721)	(1,437)
NON-CURRENT LEASE LIABILITIES	7,822	7,756	8,277
Rental expense
Rental expense incurred under short term leases or low value assets leases	641	1,007	701
Rental expense incurred under variable lease payments	103	183	151
Not later than one year
Lease contracts
Minimum lease payments for exempted lease contracts	772	643	783
Minimum lease payments for leases recorded in balance sheet	2,713	2,473	2,189
Total lease liabilities	2,095	1,721	1,437
Year 2
Lease contracts
Minimum lease payments for exempted lease contracts	494	406	190
Minimum lease payments for leases recorded in balance sheet	1,916	1,607	1,646
Year 3
Lease contracts
Minimum lease payments for exempted lease contracts	497	249	154
Minimum lease payments for leases recorded in balance sheet	1,414	1,384	1,255
Year 4
Lease contracts
Minimum lease payments for exempted lease contracts	418	231	137
Minimum lease payments for leases recorded in balance sheet	1,202	1,142	1,140
Year 5
Lease contracts
Minimum lease payments for exempted lease contracts	337	163	129
Minimum lease payments for leases recorded in balance sheet	1,086	1,007	993
More than 5 years
Lease contracts
Minimum lease payments for exempted lease contracts	911	529	437
Minimum lease payments for leases recorded in balance sheet	6,215	6,188	6,053
Total lease liabilities	$ 3,929	$ 4,104	$ 4,405